Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Options Outstanding
Shares available for grant, outstanding (in shares)	30,905,543
Weighted Average Exercise Price
Weighted-average exercise price (in dollars per share)	$ 1.24
Weighted Average Remaining Contractual Life (years)
Weighted average remaining contractual life (years)	6 years 9 months 18 days	7 years 9 months 25 days
Weighted average remaining contractual life (years), options exercisable	6 years 29 days
Aggregate Intrinsic Value
Aggregate intrinsic value	$ 109,887	$ 159,899
Options exercisable	$ 92,974
Class A common stock
Stock Options Outstanding
Shares available for grant, outstanding (in shares)	32,339,970
Options exercised (in shares)	(2,248,705)
Options forfeited and cancelled (in shares)	(2,660,627)
Shares available for grant, outstanding (in shares)		32,339,970
Options outstanding, exercisable at end of period (in shares)	22,930,309
Weighted Average Exercise Price
Weighted-average exercise price (in dollars per share)	$ 0.54
Weighted average exercise price, options exercised (in dollars per share)	0.61
Weighted average exercise price, options forfeited and cancelled (in dollars per share)	1.16
Weighted-average exercise price (in dollars per share)		$ 0.54
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.45
Class A common stock | 2017 Stock Incentive Plan
Stock Options Outstanding
Options granted (in shares)	3,474,905
Weighted Average Exercise Price
Weighted average exercise price, options granted (in dollars per share)	$ 7.29